Assets Held for Sale (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Assets held for sale	$ 1,445,483	$ 1,445,483